Guarantee deposits	12 Months Ended
Dec. 31, 2020
Guarantee deposits
Guarantee deposits

11.  Guarantee deposits

An analysis of this caption on December 31, 2020 and 2019 is as follows:

	2020		2019
Current asset:
Credit letters deposits	Ps.	829,918	Ps.	—
Aircraft maintenance deposits paid to lessors (Note 1j)		279,390		576,505
Deposits for rental of flight equipment		23,584		—
Other guarantee deposits		9,064		23,822
		1,141,956		600,327
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)		7,641,544		7,047,360
Deposits for rental of flight equipment		741,871		557,530
Other guarantee deposits		41,323		39,531
		8,424,738		7,644,421
	Ps.	9,566,694	Ps.	8,244,748